Schedule of Investments (unaudited) July 31, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.5%
Australia Government Bond
1.50%, 06/21/31(a)	AUD	700	$494,923
1.75%, 11/21/20(a)	AUD	2,600	1,811,835
2.00%, 12/21/21(a)	AUD	2,000	1,416,519
2.25%, 11/21/22	AUD	2,100	1,515,122
2.25%, 05/21/28(a)	AUD	3,600	2,705,040
2.50%, 05/21/30(a)	AUD	2,690	2,093,519
2.75%, 04/21/24(a)	AUD	3,050	2,286,556
2.75%, 11/21/27(a)	AUD	3,609	2,803,740
2.75%, 11/21/28(a)	AUD	3,320	2,601,397
2.75%, 11/21/29(a)	AUD	2,955	2,338,945
2.75%, 06/21/35(a)	AUD	1,131	921,621
2.75%, 05/21/41(a)	AUD	500	407,368
3.00%, 03/21/47(a)	AUD	1,761	1,514,396
3.25%, 04/21/25(a)	AUD	3,228	2,510,065
3.25%, 04/21/29(a)	AUD	3,566	2,920,682
3.25%, 06/21/39(a)	AUD	1,174	1,028,111
3.75%, 04/21/37(a)	AUD	1,721	1,589,460
4.25%, 04/21/26(a)	AUD	4,000	3,332,773
4.50%, 04/21/33(a)	AUD	1,955	1,881,950
4.75%, 04/21/27(a)	AUD	3,818	3,343,183
5.50%, 04/21/23(a)	AUD	2,885	2,328,140
5.75%, 05/15/21(a)	AUD	3,287	2,462,081
5.75%, 07/15/22(a)	AUD	2,916	2,298,187

			46,605,613

Austria — 4.4%
Republic of Austria Government Bond
0.00%, 09/20/22(a)(b)(c)	EUR	1,100	1,250,949
0.00%, 07/15/23(a)(b)(c)	EUR	1,470	1,679,088
0.50%, 04/20/27(a)(b)	EUR	1,550	1,846,919
0.50%, 02/20/29(a)(b)	EUR	1,250	1,487,363
0.75%, 10/20/26(a)(b)	EUR	2,034	2,458,374
0.75%, 02/20/28(a)(b)	EUR	1,650	2,007,961
1.20%, 10/20/25(a)(b)	EUR	1,921	2,371,333
1.50%, 02/20/47(a)(b)	EUR	1,092	1,538,855
1.50%, 11/02/86(a)(b)	EUR	413	615,534
1.65%, 10/21/24(a)(b)	EUR	1,785	2,221,536
1.75%, 10/20/23(a)(b)	EUR	2,096	2,572,188
2.10%, 09/20/17(a)(b)	EUR	388	727,270
2.40%, 05/23/34(a)(b)	EUR	1,460	2,171,265
3.15%, 06/20/44(a)(b)	EUR	1,262	2,329,814
3.40%, 11/22/22(a)(b)	EUR	1,926	2,437,120
3.50%, 09/15/21(a)(b)	EUR	2,876	3,490,522
3.65%, 04/20/22(a)(b)	EUR	1,550	1,931,654
3.80%, 01/26/62(a)(b)	EUR	727	1,764,664
3.90%, 07/15/20(a)(b)	EUR	698	810,765
4.15%, 03/15/37(a)(b)	EUR	2,466	4,618,722
4.85%, 03/15/26(a)(b)	EUR	1,640	2,483,692
6.25%, 07/15/27	EUR	1,686	2,887,553

			45,703,141

Belgium — 4.6%
Kingdom of Belgium Government Bond
0.20%, 10/22/23(a)(b)	EUR	920	1,060,589
0.50%, 10/22/24(a)(b)	EUR	1,100	1,292,100
0.80%, 06/22/25(a)(b)	EUR	1,665	1,996,554
0.80%, 06/22/27(a)(b)	EUR	1,420	1,720,000
0.80%, 06/22/28(a)(b)	EUR	1,510	1,834,007
0.90%, 06/22/29(a)(b)	EUR	1,140	1,399,377

Security		Par (000)	Value

Belgium (continued)
1.00%, 06/22/26(a)(b)	EUR	1,497	$1,830,935
1.00%, 06/22/31(a)(b)	EUR	1,080	1,341,478
1.25%, 04/22/33(a)	EUR	600	769,382
1.45%, 06/22/37(a)(b)	EUR	495	652,376
1.60%, 06/22/47(a)(b)	EUR	1,132	1,546,157
1.70%, 06/22/50(a)(b)	EUR	635	881,760
1.90%, 06/22/38(a)(b)	EUR	770	1,086,993
2.15%, 06/22/66(a)(b)	EUR	596	938,378
2.25%, 06/22/23(a)	EUR	1,280	1,590,184
2.25%, 06/22/57(a)(b)	EUR	500	786,895
2.60%, 06/22/24(a)(b)	EUR	1,615	2,082,607
3.00%, 06/22/34(a)(b)	EUR	832	1,308,745
3.75%, 09/28/20(a)(b)	EUR	1,966	2,301,018
3.75%, 06/22/45(a)	EUR	996	1,941,210
4.00%, 03/28/22	EUR	1,322	1,657,859
4.00%, 03/28/32(a)	EUR	804	1,342,939
4.25%, 09/28/21(a)(b)	EUR	1,666	2,054,699
4.25%, 09/28/22(a)(b)	EUR	1,633	2,106,016
4.25%, 03/28/41(a)(b)	EUR	1,849	3,634,867
4.50%, 03/28/26(a)(b)	EUR	1,115	1,657,448
5.00%, 03/28/35(a)(b)	EUR	2,003	3,858,927
5.50%, 03/28/28	EUR	2,073	3,473,173

			48,146,673

Canada — 4.7%
Canadian Government Bond
0.50%, 03/01/22	CAD	2,388	1,772,137
0.75%, 09/01/20	CAD	3,292	2,481,353
0.75%, 03/01/21	CAD	3,474	2,608,271
0.75%, 09/01/21	CAD	2,781	2,082,547
1.00%, 09/01/22	CAD	3,190	2,391,303
1.00%, 06/01/27	CAD	2,338	1,717,602
1.50%, 06/01/23	CAD	2,121	1,616,864
1.50%, 06/01/26	CAD	2,165	1,652,747
1.75%, 08/01/20	CAD	1,525	1,161,597
1.75%, 03/01/23	CAD	1,918	1,474,456
2.00%, 11/01/20	CAD	1,561	1,193,309
2.00%, 09/01/23	CAD	1,569	1,219,964
2.00%, 06/01/28	CAD	2,124	1,688,347
2.00%, 12/01/51	CAD	1,000	815,604
2.25%, 03/01/24	CAD	1,500	1,182,032
2.25%, 06/01/25	CAD	1,700	1,352,880
2.25%, 06/01/29	CAD	1,900	1,547,231
2.50%, 06/01/24	CAD	1,775	1,417,540
2.75%, 06/01/22	CAD	1,588	1,249,285
2.75%, 12/01/48	CAD	2,297	2,170,636
2.75%, 12/01/64	CAD	735	746,429
3.25%, 06/01/21	CAD	2,371	1,858,883
3.50%, 06/01/20	CAD	1,515	1,170,789
3.50%, 12/01/45	CAD	2,560	2,675,274
4.00%, 06/01/41	CAD	2,192	2,358,359
5.00%, 06/01/37	CAD	1,928	2,219,164
5.75%, 06/01/29	CAD	1,680	1,771,897
5.75%, 06/01/33	CAD	1,850	2,131,836
8.00%, 06/01/27	CAD	620	698,424
9.00%, 06/01/25	CAD	20	21,614

			48,448,374

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Denmark — 2.8%
Denmark Government Bond
0.25%, 11/15/20	DKK	15,397	$2,327,233
0.50%, 11/15/27	DKK	28,110	4,560,621
0.50%, 11/15/29(a)(b)	DKK	5,800	945,042
1.50%, 11/15/23	DKK	17,016	2,782,005
1.75%, 11/15/25	DKK	19,112	3,287,140
3.00%, 11/15/21	DKK	20,160	3,269,545
4.50%, 11/15/39	DKK	41,774	12,134,676

			29,306,262

Finland — 3.3%
Finland Government Bond
0.00%, 04/15/22(a)(b)(c)	EUR	1,633	1,852,618
0.00%, 09/15/23(a)(b)(c)	EUR	1,635	1,871,180
0.38%, 09/15/20(a)(b)	EUR	1,928	2,171,321
0.50%, 04/15/26(a)(b)	EUR	1,569	1,863,322
0.50%, 09/15/27(a)(b)	EUR	1,450	1,727,763
0.50%, 09/15/28(a)(b)	EUR	1,310	1,564,328
0.50%, 09/15/29(a)(b)	EUR	1,000	1,193,141
0.75%, 04/15/31(a)(b)	EUR	1,453	1,778,301
0.88%, 09/15/25(a)(b)	EUR	1,263	1,528,678
1.13%, 04/15/34(a)(b)	EUR	1,300	1,674,433
1.38%, 04/15/47(a)(b)	EUR	950	1,344,438
1.50%, 04/15/23(a)(b)	EUR	1,517	1,827,274
1.63%, 09/15/22(a)(b)	EUR	1,480	1,768,865
2.00%, 04/15/24(a)(b)	EUR	1,537	1,926,628
2.63%, 07/04/42(a)(b)	EUR	1,465	2,505,531
2.75%, 07/04/28(a)(b)	EUR	1,542	2,192,657
3.50%, 04/15/21(a)(b)	EUR	1,919	2,291,027
4.00%, 07/04/25(a)(b)	EUR	1,900	2,699,284

			33,780,789

France — 7.6%
French Republic Government Bond OAT
0.00%, 02/25/21(a)(c)	EUR	1,400	1,575,906
0.00%, 05/25/21(a)(c)	EUR	1,437	1,620,115
0.00%, 02/25/22(a)(c)	EUR	1,600	1,814,218
0.00%, 05/25/22(a)(c)	EUR	1,250	1,420,141
0.00%, 03/25/23(a)(c)	EUR	1,150	1,313,316
0.00%, 03/25/24(a)(c)	EUR	1,300	1,488,816
0.00%, 03/25/25(a)(c)	EUR	600	687,547
0.25%, 11/25/20(a)	EUR	905	1,019,819
0.25%, 11/25/26(a)	EUR	1,330	1,552,345
0.50%, 05/25/25(a)	EUR	1,803	2,127,707
0.50%, 05/25/26(a)	EUR	1,546	1,833,202
0.50%, 05/25/29(a)	EUR	800	951,021
0.75%, 05/25/28(a)	EUR	1,501	1,824,296
0.75%, 11/25/28(a)	EUR	1,350	1,641,825
1.00%, 11/25/25(a)	EUR	1,300	1,584,490
1.00%, 05/25/27(a)	EUR	1,330	1,641,047
1.25%, 05/25/34(a)	EUR	900	1,159,684
1.25%, 05/25/36(a)(b)	EUR	1,233	1,588,766
1.50%, 05/25/31(a)	EUR	1,937	2,546,579
1.50%, 05/25/50(a)(b)	EUR	600	805,055
1.75%, 05/25/23(a)	EUR	1,565	1,907,134
1.75%, 11/25/24(a)	EUR	1,570	1,966,644
1.75%, 06/25/39(a)(b)	EUR	900	1,259,790
1.75%, 05/25/66(a)(b)	EUR	716	1,046,796
2.00%, 05/25/48(a)(b)	EUR	757	1,131,939
2.25%, 10/25/22(a)	EUR	1,313	1,604,055
2.25%, 05/25/24(a)	EUR	1,943	2,466,203

Security		Par (000)	Value

France (continued)
2.50%, 10/25/20(a)	EUR	1,466	$1,695,813
2.50%, 05/25/30(a)	EUR	1,658	2,372,316
2.75%, 10/25/27(a)	EUR	1,539	2,160,367
3.00%, 04/25/22(a)	EUR	2,030	2,492,340
3.25%, 10/25/21(a)	EUR	1,500	1,819,240
3.25%, 05/25/45(a)	EUR	1,112	2,027,637
3.50%, 04/25/26(a)	EUR	1,454	2,062,054
3.75%, 04/25/21(a)	EUR	1,570	1,883,510
4.00%, 10/25/38(a)	EUR	1,117	2,096,365
4.00%, 04/25/55(a)	EUR	618	1,371,326
4.00%, 04/25/60(a)	EUR	747	1,731,504
4.25%, 10/25/23(a)	EUR	1,915	2,585,245
4.50%, 04/25/41(a)	EUR	1,604	3,302,295
4.75%, 04/25/35(a)	EUR	1,124	2,143,003
5.50%, 04/25/29(a)	EUR	1,470	2,562,905
5.75%, 10/25/32(a)	EUR	1,338	2,622,587
6.00%, 10/25/25(a)	EUR	1,223	1,921,205
8.50%, 04/25/23(a)	EUR	435	652,846

			79,081,014

Germany — 4.3%
Bundesobligation
0.00%, 10/08/21(a)(c)	EUR	830	940,553
0.00%, 04/08/22(a)(c)	EUR	761	865,921
0.00%, 10/07/22(a)(c)	EUR	755	862,725
0.00%, 04/14/23(a)(c)	EUR	600	688,328
0.00%, 10/13/23(a)(c)	EUR	700	805,879
0.00%, 04/05/24(c)	EUR	750	865,128
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(c)	EUR	1,104	1,287,469
0.25%, 02/15/27(a)	EUR	1,145	1,360,907
0.25%, 08/15/28(a)	EUR	900	1,073,597
0.25%, 02/15/29(a)	EUR	800	955,092
0.50%, 02/15/25(a)	EUR	954	1,136,133
0.50%, 02/15/26(a)	EUR	1,117	1,343,111
0.50%, 08/15/27(a)	EUR	1,050	1,274,146
0.50%, 02/15/28(a)	EUR	850	1,034,044
1.00%, 08/15/24(a)	EUR	785	952,785
1.00%, 08/15/25(a)	EUR	950	1,169,352
1.25%, 08/15/48(a)	EUR	750	1,104,813
1.50%, 09/04/22(a)	EUR	805	961,474
1.50%, 02/15/23(a)	EUR	755	910,262
1.50%, 05/15/23(a)	EUR	741	898,053
1.50%, 05/15/24(a)	EUR	741	916,220
1.75%, 07/04/22(a)	EUR	925	1,107,930
1.75%, 02/15/24(a)	EUR	725	901,562
2.00%, 01/04/22(a)	EUR	855	1,017,756
2.00%, 08/15/23(a)	EUR	753	934,696
2.25%, 09/04/21(a)	EUR	578	685,091
2.50%, 07/04/44(a)	EUR	1,231	2,203,765
2.50%, 08/15/46(a)	EUR	1,146	2,098,016
3.25%, 07/04/21(a)	EUR	725	870,299
3.25%, 07/04/42(a)	EUR	660	1,285,250
4.00%, 01/04/37(a)	EUR	986	1,906,783
4.25%, 07/04/39(a)	EUR	604	1,262,243
4.75%, 07/04/28(a)	EUR	464	768,759
4.75%, 07/04/34(a)	EUR	840	1,651,057
4.75%, 07/04/40(a)	EUR	718	1,614,847
5.50%, 01/04/31(a)	EUR	717	1,354,880
5.63%, 01/04/28(a)	EUR	615	1,052,618
6.25%, 01/04/24(a)	EUR	435	637,575

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
6.25%, 01/04/30(a)	EUR	375	$719,078
6.50%, 07/04/27(a)	EUR	450	789,703

			44,267,900

Ireland — 4.0%
Ireland Government Bond
0.00%, 10/18/22(a)(c)	EUR	1,500	1,696,203
0.80%, 03/15/22(a)	EUR	1,880	2,164,779
0.90%, 05/15/28(a)	EUR	2,550	3,069,710
1.00%, 05/15/26(a)	EUR	3,400	4,092,189
1.10%, 05/15/29(a)	EUR	2,700	3,298,380
1.30%, 05/15/33(a)	EUR	1,220	1,508,988
1.35%, 03/18/31(a)	EUR	1,367	1,710,139
1.70%, 05/15/37(a)	EUR	2,360	3,073,794
2.00%, 02/18/45(a)	EUR	3,158	4,418,352
2.40%, 05/15/30(a)	EUR	2,868	3,947,472
3.40%, 03/18/24(a)	EUR	2,258	2,961,056
3.90%, 03/20/23(a)	EUR	2,133	2,755,026
5.00%, 10/18/20	EUR	1,806	2,147,301
5.40%, 03/13/25	EUR	3,503	5,157,560

			42,000,949

Italy — 6.9%
Italy Buoni Poliennali Del Tesoro
0.05%, 04/15/21	EUR	600	668,642
0.20%, 10/15/20	EUR	582	651,030
0.35%, 11/01/21	EUR	715	799,836
0.45%, 06/01/21(a)	EUR	695	779,774
0.65%, 11/01/20	EUR	527	592,703
0.65%, 10/15/23	EUR	616	688,094
0.70%, 05/01/20	EUR	552	618,734
0.90%, 08/01/22(a)	EUR	600	678,646
0.95%, 03/01/23	EUR	490	553,915
0.95%, 03/15/23	EUR	730	825,686
1.00%, 07/15/22(a)	EUR	300	340,255
1.20%, 04/01/22	EUR	700	797,970
1.25%, 12/01/26(a)	EUR	750	842,269
1.35%, 04/15/22	EUR	743	850,257
1.45%, 09/15/22	EUR	790	907,787
1.45%, 11/15/24(a)	EUR	750	860,009
1.45%, 05/15/25	EUR	600	686,068
1.50%, 06/01/25	EUR	800	917,656
1.60%, 06/01/26	EUR	770	886,377
1.65%, 03/01/32(a)(b)	EUR	1,335	1,470,933
1.75%, 07/01/24(a)	EUR	200	232,334
1.85%, 05/15/24	EUR	650	759,851
2.00%, 12/01/25	EUR	750	883,827
2.00%, 02/01/28(a)	EUR	750	882,226
2.05%, 08/01/27	EUR	830	979,245
2.10%, 07/15/26(a)	EUR	300	354,980
2.15%, 12/15/21	EUR	746	868,956
2.20%, 06/01/27	EUR	740	882,376
2.30%, 10/15/21(a)	EUR	600	699,506
2.45%, 10/01/23(a)	EUR	800	956,164
2.50%, 12/01/24	EUR	835	1,007,131
2.70%, 03/01/47(a)(b)	EUR	699	815,994
2.80%, 12/01/28(a)	EUR	750	934,721
2.80%, 03/01/67(a)(b)	EUR	290	322,723
2.95%, 09/01/38(a)(b)	EUR	727	894,774
3.00%, 08/01/29(a)	EUR	400	505,768
3.25%, 09/01/46(a)(b)	EUR	675	862,414

Security		Par (000)	Value

Italy (continued)
3.35%, 03/01/35(a)(b)	EUR	500	$650,747
3.45%, 03/01/48(a)(b)	EUR	1,487	1,958,389
3.50%, 03/01/30(a)(b)	EUR	1,943	2,553,918
3.75%, 03/01/21	EUR	1,948	2,299,803
3.75%, 05/01/21(a)(b)	EUR	743	881,223
3.75%, 08/01/21(a)(b)	EUR	1,201	1,434,048
3.75%, 09/01/24	EUR	1,147	1,459,052
3.85%, 09/01/49(a)(b)	EUR	400	556,492
4.00%, 09/01/20	EUR	1,985	2,310,384
4.00%, 02/01/37(a)(b)	EUR	1,298	1,826,716
4.50%, 05/01/23	EUR	647	825,571
4.50%, 03/01/24	EUR	997	1,296,292
4.50%, 03/01/26(a)(b)	EUR	925	1,252,739
4.75%, 09/01/21	EUR	1,074	1,310,287
4.75%, 08/01/23(a)(b)	EUR	970	1,256,691
4.75%, 09/01/28(a)(b)	EUR	1,056	1,517,655
4.75%, 09/01/44(a)(b)	EUR	949	1,486,046
5.00%, 03/01/22	EUR	739	923,160
5.00%, 03/01/25(a)(b)	EUR	1,129	1,532,640
5.00%, 08/01/34(a)(b)	EUR	1,147	1,766,636
5.00%, 08/01/39(a)(b)	EUR	1,089	1,720,393
5.00%, 09/01/40(a)(b)	EUR	1,052	1,660,281
5.25%, 11/01/29	EUR	1,109	1,661,129
5.50%, 09/01/22	EUR	738	949,464
5.50%, 11/01/22(a)	EUR	1,007	1,302,592
5.75%, 02/01/33	EUR	901	1,456,504
6.00%, 05/01/31(a)	EUR	1,271	2,050,846
6.50%, 11/01/27	EUR	1,159	1,811,382
7.25%, 11/01/26	EUR	536	846,149
9.00%, 11/01/23	EUR	571	857,759

			71,674,619

Japan — 22.4%
Japan Government Five Year Bond
0.10%, 06/20/20	JPY	102,350	945,051
0.10%, 09/20/20	JPY	26,900	248,560
0.10%, 12/20/20	JPY	117,900	1,090,272
0.10%, 03/20/21	JPY	64,600	597,771
0.10%, 06/20/21	JPY	70,950	657,079
0.10%, 09/20/21	JPY	92,850	860,813
0.10%, 12/20/21	JPY	76,300	707,997
0.10%, 03/20/22	JPY	109,400	1,016,042
0.10%, 06/20/22	JPY	69,000	641,422
0.10%, 09/20/22	JPY	74,200	690,410
0.10%, 12/20/22	JPY	68,000	633,322
0.10%, 03/20/23	JPY	120,000	1,118,688
0.10%, 06/20/23	JPY	68,000	634,800
0.10%, 09/20/23	JPY	126,000	1,176,886
0.10%, 12/20/23	JPY	171,000	1,598,588
0.10%, 03/20/24	JPY	197,000	1,843,245
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	95,750	887,576
0.80%, 03/20/58	JPY	122,000	1,287,700
0.90%, 03/20/57	JPY	130,450	1,416,922
1.40%, 03/20/55	JPY	57,400	707,732
1.70%, 03/20/54	JPY	56,950	749,841
1.90%, 03/20/53	JPY	53,800	733,840
2.00%, 03/20/52	JPY	106,100	1,469,628
2.20%, 03/20/49	JPY	65,100	912,887
2.20%, 03/20/50	JPY	60,150	850,560

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.20%, 03/20/51	JPY	102,450	$1,462,023
2.40%, 03/20/48	JPY	38,900	560,773
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	61,600	580,688
0.10%, 06/20/26	JPY	45,000	424,585
0.10%, 09/20/26	JPY	76,450	721,851
0.10%, 12/20/26	JPY	101,500	959,658
0.10%, 03/20/27	JPY	52,000	491,920
0.10%, 06/20/27	JPY	64,050	606,267
0.10%, 09/20/27	JPY	73,250	693,499
0.10%, 12/20/27	JPY	45,000	426,007
0.10%, 03/20/28	JPY	54,000	511,124
0.10%, 06/20/28	JPY	92,400	875,219
0.10%, 09/20/28	JPY	145,000	1,372,021
0.10%, 12/20/28	JPY	130,000	1,229,980
0.10%, 03/20/29	JPY	306,000	2,891,887
0.30%, 12/20/24	JPY	63,550	602,986
0.30%, 12/20/25	JPY	58,550	558,445
0.40%, 03/20/25	JPY	68,200	651,655
0.40%, 06/20/25	JPY	112,250	1,073,795
0.40%, 09/20/25	JPY	56,950	545,708
0.50%, 09/20/24	JPY	81,250	777,575
0.50%, 12/20/24	JPY	53,850	516,365
0.60%, 03/20/23	JPY	242,200	2,298,753
0.60%, 09/20/23	JPY	39,250	374,161
0.60%, 12/20/23	JPY	243,000	2,321,296
0.60%, 03/20/24	JPY	105,700	1,011,790
0.60%, 06/20/24	JPY	108,050	1,036,981
0.70%, 12/20/22	JPY	126,050	1,197,739
0.80%, 09/20/20	JPY	101,150	942,067
0.80%, 06/20/22	JPY	191,700	1,817,932
0.80%, 09/20/22	JPY	360,950	3,432,075
0.80%, 12/20/22	JPY	227,850	2,172,230
0.80%, 06/20/23	JPY	217,100	2,080,781
0.80%, 09/20/23	JPY	120,800	1,160,859
0.90%, 03/20/22	JPY	86,500	820,019
0.90%, 06/20/22	JPY	114,100	1,085,082
1.00%, 09/20/20	JPY	171,500	1,600,877
1.00%, 09/20/21	JPY	196,050	1,852,052
1.00%, 12/20/21	JPY	213,650	2,024,475
1.00%, 03/20/22	JPY	243,800	2,317,172
1.10%, 06/20/20	JPY	33,450	311,600
1.10%, 03/20/21	JPY	37,350	351,250
1.10%, 06/20/21	JPY	96,450	910,046
1.10%, 09/20/21	JPY	77,750	736,031
1.10%, 12/20/21	JPY	102,550	973,987
1.20%, 12/20/20	JPY	311,850	2,927,728
1.20%, 06/20/21	JPY	123,400	1,166,478
1.30%, 03/20/21	JPY	223,050	2,104,364
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	71,900	659,500
0.50%, 09/20/46	JPY	95,500	921,356
0.50%, 03/20/49	JPY	117,400	1,125,797
0.60%, 12/20/46	JPY	69,200	683,338
0.70%, 06/20/48	JPY	132,000	1,335,841
0.70%, 12/20/48	JPY	122,000	1,234,001
0.80%, 03/20/46	JPY	74,700	774,190
0.80%, 03/20/47	JPY	66,000	684,121
0.80%, 06/20/47	JPY	74,300	770,154
0.80%, 09/20/47	JPY	78,400	812,638

Security		Par (000)	Value

Japan (continued)
0.80%, 12/20/47	JPY	89,550	$930,594
0.80%, 03/20/48	JPY	134,300	1,395,508
0.90%, 09/20/48	JPY	99,000	1,052,888
1.10%, 03/20/33	JPY	29,000	307,527
1.40%, 09/20/45	JPY	37,500	440,063
1.40%, 12/20/45	JPY	49,950	586,762
1.50%, 12/20/44	JPY	51,950	619,075
1.50%, 03/20/45	JPY	78,250	933,588
1.60%, 06/20/45	JPY	40,650	494,636
1.70%, 06/20/33	JPY	32,550	370,520
1.70%, 12/20/43	JPY	71,350	878,162
1.70%, 03/20/44	JPY	87,600	1,079,826
1.70%, 06/20/44	JPY	60,500	746,968
1.70%, 09/20/44	JPY	65,200	804,349
1.80%, 11/22/32	JPY	26,000	297,321
1.80%, 03/20/43	JPY	120,500	1,500,693
1.80%, 09/20/43	JPY	70,950	886,753
1.90%, 09/20/42	JPY	218,500	2,749,588
1.90%, 06/20/43	JPY	99,750	1,265,279
2.00%, 12/20/33	JPY	39,750	470,051
2.00%, 09/20/40	JPY	185,050	2,329,985
2.00%, 09/20/41	JPY	185,650	2,358,708
2.00%, 03/20/42	JPY	174,550	2,227,199
2.10%, 09/20/33	JPY	25,550	304,722
2.20%, 09/20/39	JPY	128,400	1,647,446
2.20%, 03/20/41	JPY	165,000	2,149,947
2.30%, 05/20/32	JPY	28,800	344,772
2.30%, 03/20/35	JPY	58,200	722,495
2.30%, 06/20/35	JPY	39,050	486,155
2.30%, 12/20/35	JPY	45,650	571,446
2.30%, 12/20/36	JPY	53,550	677,243
2.30%, 03/20/39	JPY	143,050	1,849,103
2.30%, 03/20/40	JPY	162,950	2,131,505
2.40%, 11/20/31	JPY	22,600	271,362
2.40%, 03/20/34	JPY	48,900	605,829
2.40%, 12/20/34	JPY	42,600	533,345
2.40%, 03/20/37	JPY	95,150	1,223,441
2.40%, 09/20/38	JPY	130,200	1,698,482
2.50%, 06/20/34	JPY	54,500	685,633
2.50%, 09/20/34	JPY	39,700	501,026
2.50%, 09/20/35	JPY	36,550	467,042
2.50%, 03/20/36	JPY	52,000	668,320
2.50%, 06/20/36	JPY	53,500	689,594
2.50%, 09/20/36	JPY	36,900	476,952
2.50%, 09/20/37	JPY	85,800	1,122,816
2.50%, 03/20/38	JPY	130,800	1,720,259
2.90%, 11/20/30	JPY	22,000	271,878
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	97,600	912,968
0.40%, 03/20/36	JPY	73,000	705,601
0.40%, 03/20/39	JPY	157,000	1,502,197
0.50%, 09/20/36	JPY	89,000	872,876
0.50%, 03/20/38	JPY	118,700	1,160,019
0.50%, 06/20/38	JPY	168,000	1,640,667
0.50%, 12/20/38	JPY	178,000	1,735,654
0.60%, 12/20/36	JPY	124,100	1,235,994
0.60%, 06/20/37	JPY	87,050	866,379
0.60%, 09/20/37	JPY	111,100	1,105,260
0.60%, 12/20/37	JPY	106,500	1,059,085
0.70%, 03/20/37	JPY	112,500	1,137,921

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
0.70%, 09/20/38	JPY	140,000	$1,413,913
0.80%, 06/20/23	JPY	31,950	306,223
1.00%, 03/20/23	JPY	39,500	380,230
1.00%, 12/20/35	JPY	122,250	1,291,476
1.20%, 12/20/34	JPY	97,450	1,055,548
1.20%, 03/20/35	JPY	110,250	1,193,685
1.20%, 09/20/35	JPY	87,850	954,759
1.30%, 06/20/35	JPY	89,300	982,395
1.40%, 12/20/22	JPY	27,000	262,497
1.40%, 09/20/34	JPY	166,000	1,841,908
1.50%, 06/20/32	JPY	50,900	562,232
1.50%, 03/20/33	JPY	71,400	793,058
1.50%, 03/20/34	JPY	109,350	1,222,706
1.50%, 06/20/34	JPY	127,000	1,424,400
1.60%, 06/20/30	JPY	67,800	741,988
1.60%, 03/20/32	JPY	52,700	587,104
1.60%, 06/20/32	JPY	50,100	559,371
1.60%, 03/20/33	JPY	88,100	989,625
1.60%, 12/20/33	JPY	103,850	1,173,173
1.70%, 12/20/22	JPY	36,000	353,392
1.70%, 09/20/31	JPY	63,400	709,461
1.70%, 12/20/31	JPY	79,600	892,898
1.70%, 03/20/32	JPY	44,300	498,710
1.70%, 06/20/32	JPY	50,750	572,682
1.70%, 09/20/32	JPY	166,450	1,882,529
1.70%, 12/20/32	JPY	136,050	1,542,167
1.70%, 06/20/33	JPY	134,350	1,529,319
1.70%, 09/20/33	JPY	119,600	1,364,217
1.80%, 06/20/23	JPY	33,000	328,073
1.80%, 12/20/23	JPY	25,000	251,064
1.80%, 06/20/30	JPY	52,100	580,742
1.80%, 09/20/30	JPY	54,850	613,193
1.80%, 06/20/31	JPY	55,800	629,025
1.80%, 09/20/31	JPY	118,950	1,344,477
1.80%, 12/20/31	JPY	107,100	1,213,675
1.80%, 03/20/32	JPY	87,550	995,857
1.80%, 12/20/32	JPY	68,950	790,091
1.90%, 03/22/21	JPY	31,950	304,357
1.90%, 06/20/22	JPY	31,000	303,099
1.90%, 09/20/22	JPY	25,900	254,558
1.90%, 09/20/23	JPY	53,000	531,528
1.90%, 12/20/23	JPY	52,000	524,334
1.90%, 03/20/24	JPY	36,050	365,132
1.90%, 03/20/25	JPY	43,500	449,732
1.90%, 06/20/25	JPY	40,200	417,473
1.90%, 12/20/28	JPY	63,050	695,725
1.90%, 03/20/29	JPY	69,350	767,203
1.90%, 09/20/30	JPY	75,200	848,494
1.90%, 03/20/31	JPY	55,950	635,029
1.90%, 06/20/31	JPY	102,400	1,165,639
2.00%, 06/21/21	JPY	25,650	246,053
2.00%, 03/21/22	JPY	36,100	351,930
2.00%, 06/20/22	JPY	54,750	536,774
2.00%, 12/20/24	JPY	67,100	693,662
2.00%, 03/20/25	JPY	27,050	281,083
2.00%, 06/20/25	JPY	13,800	144,070
2.00%, 09/20/25	JPY	42,650	447,571
2.00%, 12/20/25	JPY	56,050	591,169
2.00%, 03/20/27	JPY	38,350	414,364
2.00%, 06/20/30	JPY	59,700	677,570

Security		Par (000)	Value

Japan (continued)
2.00%, 12/20/30	JPY	62,450	$713,377
2.00%, 03/20/31	JPY	64,550	739,618
2.10%, 09/21/21	JPY	25,000	241,621
2.10%, 12/20/21	JPY	41,850	406,721
2.10%, 03/20/24	JPY	57,300	585,307
2.10%, 09/20/24	JPY	70,600	729,415
2.10%, 03/20/25	JPY	29,900	312,271
2.10%, 06/20/25	JPY	29,150	305,925
2.10%, 09/20/25	JPY	18,850	198,892
2.10%, 12/20/25	JPY	30,000	318,206
2.10%, 03/20/26	JPY	58,600	624,784
2.10%, 12/20/26	JPY	96,350	1,042,985
2.10%, 03/20/27	JPY	70,400	765,695
2.10%, 06/20/27	JPY	27,500	300,546
2.10%, 09/20/27	JPY	46,300	508,688
2.10%, 12/20/27	JPY	104,850	1,156,715
2.10%, 06/20/28	JPY	46,450	516,539
2.10%, 09/20/28	JPY	74,750	834,611
2.10%, 12/20/28	JPY	43,000	482,044
2.10%, 03/20/29	JPY	83,500	938,784
2.10%, 06/20/29	JPY	84,700	956,020
2.10%, 09/20/29	JPY	98,600	1,117,134
2.10%, 12/20/29	JPY	92,950	1,056,929
2.10%, 03/20/30	JPY	130,200	1,485,653
2.10%, 12/20/30	JPY	130,550	1,505,122
2.20%, 06/22/20	JPY	23,200	218,237
2.20%, 09/21/20	JPY	27,850	263,492
2.20%, 12/20/21	JPY	28,800	280,530
2.20%, 03/20/24	JPY	18,950	194,387
2.20%, 06/20/24	JPY	30,750	317,367
2.20%, 03/20/26	JPY	36,700	393,568
2.20%, 06/20/26	JPY	17,050	183,714
2.20%, 09/20/26	JPY	66,000	715,396
2.20%, 09/20/27	JPY	64,750	716,338
2.20%, 03/20/28	JPY	105,000	1,171,455
2.20%, 09/20/28	JPY	37,600	423,035
2.20%, 06/20/29	JPY	47,450	539,962
2.20%, 12/20/29	JPY	53,800	616,974
2.20%, 03/20/30	JPY	64,700	744,680
2.20%, 03/20/31	JPY	73,600	859,230
2.30%, 03/20/26	JPY	36,000	388,296
2.30%, 06/20/26	JPY	61,300	664,462
2.30%, 09/20/26	JPY	26,900	293,377
2.30%, 06/20/27	JPY	37,150	411,502
2.30%, 06/20/28	JPY	44,950	507,344
2.40%, 06/20/24	JPY	79,800	830,868
2.40%, 03/20/28	JPY	41,500	469,723
2.40%, 06/20/28	JPY	67,000	761,798
2.50%, 12/21/20	JPY	28,700	274,238
Series 49, 2.10%, 03/22/21	JPY	23,000	219,796
Japan Government Two Year Bond
0.10%, 08/01/20	JPY	48,000	443,342
0.10%, 09/01/20	JPY	60,000	554,315
0.10%, 01/01/21	JPY	100,000	924,845
0.10%, 02/01/21	JPY	75,000	693,820
0.10%, 04/01/21	JPY	89,400	827,478
0.10%, 05/01/21	JPY	117,000	1,083,254
0.10%, 06/01/21	JPY	177,000	1,639,241

			232,465,979

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands — 4.5%
Netherlands Government Bond
0.00%, 01/15/22(a)(b)(c)	EUR	2,324	$2,636,704
0.00%, 01/15/24(a)(b)(c)	EUR	1,950	2,238,435
0.25%, 07/15/25(a)(b)	EUR	1,761	2,062,220
0.25%, 07/15/29(a)(b)	EUR	1,000	1,178,979
0.50%, 07/15/26(a)(b)	EUR	1,900	2,272,215
0.50%, 01/15/40(a)(b)	EUR	1,050	1,266,453
0.75%, 07/15/27(a)(b)	EUR	2,065	2,522,650
0.75%, 07/15/28(a)(b)	EUR	1,550	1,908,356
1.75%, 07/15/23(a)(b)	EUR	2,618	3,208,701
2.00%, 07/15/24(a)(b)	EUR	1,921	2,426,472
2.25%, 07/15/22(a)(b)	EUR	1,828	2,220,710
2.50%, 01/15/33(a)(b)	EUR	1,701	2,580,990
2.75%, 01/15/47(a)(b)	EUR	1,921	3,652,499
3.25%, 07/15/21(a)(b)	EUR	1,925	2,313,686
3.75%, 01/15/23	EUR	476	614,905
3.75%, 01/15/42(a)(b)	EUR	2,676	5,443,683
4.00%, 01/15/37(a)(b)	EUR	2,174	4,139,834
5.50%, 01/15/28	EUR	1,645	2,775,336
7.50%, 01/15/23(a)(b)	EUR	1,004	1,443,596

			46,906,424

Norway — 1.3%
Norway Government Bond
1.50%, 02/19/26(a)(b)	NOK	10,466	1,206,688
1.75%, 03/13/25(a)(b)	NOK	14,830	1,731,167
1.75%, 02/17/27(a)(b)	NOK	10,900	1,279,477
1.75%, 09/06/29(a)(b)	NOK	8,200	965,156
2.00%, 05/24/23(a)(b)	NOK	23,254	2,719,302
2.00%, 04/26/28(a)(b)	NOK	13,400	1,607,875
3.00%, 03/14/24(a)(b)	NOK	16,610	2,037,301
3.75%, 05/25/21(a)(b)	NOK	14,956	1,777,721

			13,324,687

Portugal — 4.6%
Portugal Obrigacoes do Tesouro OT
1.95%, 06/15/29(a)(b)	EUR	1,858	2,389,358
2.13%, 10/17/28(a)(b)	EUR	3,000	3,906,029
2.20%, 10/17/22(a)(b)	EUR	2,995	3,614,741
2.25%, 04/18/34(a)(b)	EUR	1,400	1,884,540
2.88%, 10/15/25(a)(b)	EUR	3,373	4,446,884
2.88%, 07/21/26(a)(b)	EUR	2,443	3,255,339
3.85%, 04/15/21(a)(b)	EUR	3,236	3,875,129
3.88%, 02/15/30(a)(b)	EUR	1,588	2,393,802
4.10%, 04/15/37(a)(b)	EUR	2,842	4,790,742
4.10%, 02/15/45(a)(b)	EUR	1,095	1,956,163
4.13%, 04/14/27(a)(b)	EUR	2,804	4,078,858
4.95%, 10/25/23(a)(b)	EUR	3,762	5,125,282
5.65%, 02/15/24(a)(b)	EUR	4,026	5,690,291

			47,407,158

South Korea — 0.4%
Korea Treasury Bond
1.88%, 06/10/29	KRW	1,500,000	1,324,420
2.00%, 03/10/49	KRW	2,000,000	1,949,137
3.00%, 12/10/42	KRW	1,000,000	1,110,116

			4,383,673

Spain — 4.6%
Spain Government Bond
0.05%, 01/31/21	EUR	900	1,010,073
0.05%, 10/31/21	EUR	600	675,745
0.35%, 07/30/23	EUR	900	1,029,790

Security		Par (000)	Value

Spain (continued)
0.40%, 04/30/22	EUR	1,200	$1,367,871
0.45%, 10/31/22	EUR	800	916,031
0.75%, 07/30/21	EUR	647	738,204
1.30%, 10/31/26(a)(b)	EUR	975	1,188,415
1.40%, 04/30/28(a)(b)	EUR	850	1,050,952
1.40%, 07/30/28(a)(b)	EUR	900	1,111,875
1.45%, 10/31/27(a)(b)	EUR	1,100	1,361,237
1.45%, 04/30/29(a)(b)	EUR	1,000	1,241,730
1.50%, 04/30/27(a)(b)	EUR	750	929,029
1.60%, 04/30/25(a)(b)	EUR	1,474	1,810,583
1.85%, 07/30/35(a)(b)	EUR	400	518,635
1.95%, 04/30/26(a)(b)	EUR	1,058	1,337,634
1.95%, 07/30/30(a)(b)	EUR	965	1,258,027
2.15%, 10/31/25(a)(b)	EUR	946	1,203,242
2.35%, 07/30/33(a)(b)	EUR	826	1,134,736
2.70%, 10/31/48(a)(b)	EUR	450	674,354
2.75%, 10/31/24(a)(b)	EUR	1,000	1,288,497
2.90%, 10/31/46(a)(b)	EUR	918	1,416,180
3.45%, 07/30/66(a)(b)	EUR	668	1,196,848
3.80%, 04/30/24(a)(b)	EUR	1,003	1,333,908
4.00%, 04/30/20(a)(b)	EUR	161	185,254
4.20%, 01/31/37(a)(b)	EUR	797	1,386,275
4.40%, 10/31/23(a)(b)	EUR	977	1,307,736
4.65%, 07/30/25(a)(b)	EUR	995	1,429,014
4.70%, 07/30/41(a)(b)	EUR	658	1,265,532
4.80%, 01/31/24(a)(b)	EUR	747	1,023,878
4.85%, 10/31/20(a)(b)	EUR	494	586,696
4.90%, 07/30/40(a)(b)	EUR	891	1,735,828
5.15%, 10/31/28(a)(b)	EUR	780	1,263,820
5.15%, 10/31/44(a)(b)	EUR	545	1,140,325
5.40%, 01/31/23(a)(b)	EUR	1,359	1,821,801
5.50%, 04/30/21(a)(b)	EUR	1,816	2,234,216
5.75%, 07/30/32	EUR	1,045	1,939,684
5.85%, 01/31/22(a)(b)	EUR	756	975,639
5.90%, 07/30/26(a)(b)	EUR	1,072	1,689,410
6.00%, 01/31/29	EUR	1,051	1,810,992

			47,589,696

Sweden — 1.9%
Sweden Government Bond
0.75%, 05/12/28	SEK	14,535	1,652,688
0.75%, 11/12/29(a)(b)	SEK	12,650	1,439,477
1.00%, 11/12/26(a)	SEK	19,575	2,250,324
1.50%, 11/13/23(a)(b)	SEK	28,050	3,191,972
2.50%, 05/12/25	SEK	28,490	3,493,527
3.50%, 06/01/22	SEK	32,095	3,746,421
3.50%, 03/30/39	SEK	17,795	2,952,017
5.00%, 12/01/20	SEK	8,700	975,241

			19,701,667

Switzerland — 0.5%
Swiss Confederation Government Bond
2.00%, 04/28/21(a)	CHF	1,286	1,367,382
4.00%, 02/11/23(a)	CHF	1,480	1,762,201
4.00%, 04/08/28(a)	CHF	1,782	2,584,278

			5,713,861

United Kingdom — 4.8%
United Kingdom Gilt
0.50%, 07/22/22(a)	GBP	1,050	1,291,458
0.75%, 07/22/23(a)	GBP	1,080	1,342,639
1.00%, 04/22/24(a)	GBP	1,160	1,461,269

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
1.25%, 07/22/27(a)	GBP	950	$1,230,346
1.50%, 01/22/21(a)	GBP	1,005	1,250,016
1.50%, 07/22/26(a)	GBP	830	1,090,371
1.50%, 07/22/47(a)	GBP	1,040	1,328,695
1.63%, 10/22/28(a)	GBP	1,140	1,522,898
1.63%, 10/22/54(a)	GBP	200	265,387
1.63%, 10/22/71(a)	GBP	600	843,475
1.75%, 09/07/22(a)	GBP	972	1,241,581
1.75%, 09/07/37(a)	GBP	850	1,141,322
1.75%, 01/22/49(a)	GBP	780	1,055,067
1.75%, 07/22/57(a)	GBP	710	993,678
2.00%, 09/07/25(a)	GBP	638	857,054
2.25%, 09/07/23(a)	GBP	538	709,544
2.50%, 07/22/65(a)	GBP	812	1,423,036
2.75%, 09/07/24(a)	GBP	517	708,816
3.25%, 01/22/44(a)	GBP	1,173	2,008,390
3.50%, 01/22/45(a)	GBP	968	1,738,195
3.50%, 07/22/68(a)	GBP	739	1,639,260
3.75%, 09/07/20(a)	GBP	900	1,141,457
3.75%, 09/07/21(a)	GBP	614	805,056
3.75%, 07/22/52(a)	GBP	768	1,561,189
4.00%, 03/07/22(a)	GBP	525	703,649
4.00%, 01/22/60(a)	GBP	657	1,499,616
4.25%, 12/07/27(a)	GBP	674	1,078,254
4.25%, 06/07/32(a)	GBP	590	1,020,460
4.25%, 03/07/36(a)	GBP	815	1,482,520
4.25%, 09/07/39(a)	GBP	625	1,183,355
4.25%, 12/07/40(a)	GBP	702	1,347,539
4.25%, 12/07/46(a)	GBP	813	1,665,933
4.25%, 12/07/49(a)	GBP	650	1,383,023
4.25%, 12/07/55(a)	GBP	857	1,934,139
4.50%, 09/07/34(a)	GBP	781	1,428,411

Security		Par/ Shares (000)	Value

United Kingdom (continued)
4.50%, 12/07/42(a)	GBP	778	$1,576,766
4.75%, 12/07/30(a)	GBP	596	1,050,275
4.75%, 12/07/38(a)	GBP	629	1,250,443
5.00%, 03/07/25(a)	GBP	683	1,048,715
6.00%, 12/07/28(a)	GBP	405	740,581
8.00%, 06/07/21(a)	GBP	460	642,271

			49,686,149

Total Foreign Government Obligations — 92.1% (Cost: $939,664,490)			956,194,628

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(d)(e)		39,919	39,919,000

Total Short-Term Investments — 3.9% (Cost: $39,919,000)			39,919,000

Total Investments in Securities — 96.0% (Cost: $979,583,490)			996,113,628

Other Assets, Less Liabilities — 4.0%			41,942,873

Net Assets — 100.0%			$1,038,056,501

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	156	39,763	39,919	$39,919,000	$102,818	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-year Korea Treasury Bond	301	09/17/19	$33,972	$550,430
3-Year Korea Bond	76	09/17/19	7,124	23,278

				$573,708

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International Treasury Bond ETF

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	7,241,339	KRW	8,559,262,295	GS	08/01/19	$6,733
KRW	8,559,262,295	USD	7,251,769	GS	11/01/19	6,709

						13,442

KRW	17,118,524,590	USD	14,665,132	GS	08/01/19	(195,920)
USD	7,229,107	KRW	8,559,262,295	GS	08/01/19	(5,499)
KRW	12,397,000,899	USD	10,764,089	GS	09/03/19	(271,494)
KRW	14,305,192,711	USD	12,394,924	GS	10/01/19	(275,386)
KRW	6,198,500,450	USD	5,393,283	GS	11/01/19	(136,794)
KRW	9,939,630,621	USD	8,656,221	GS	12/02/19	(217,126)

						(1,102,219)

	Net unrealized depreciation					$(1,088,777)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Foreign Government Obligations	$—	$956,194,628	$—	$956,194,628
Money Market Funds	39,919,000	—	—	39,919,000

	$39,919,000	$956,194,628	$—	$996,113,628

Derivative financial instruments(a)
Assets
Futures Contracts	$573,708	$—	$—	$573,708
Forward Foreign Currency Exchange Contracts	—	13,442	—	13,442
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,102,219)	—	(1,102,219)

	$573,708	$(1,088,777)	$—	$(515,069)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

GS	Goldman Sachs & Co.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar